NET LOANS RECEIVABLE (Schedule of Loans by Internal Classification) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
First Mortgage Loans - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 1,872	$ 2,546
First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	573	1,407
First Mortgage Loans - Multi-family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	2,327	2,780
First Mortgage Loans - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	4,523	5,787
Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	1,584	1,890
Obligations (Other Than Securities and Leases) of States and Political Subdivisions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	400	500
Pass [Member] | First Mortgage Loans - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	1,872	1,845
Pass [Member] | First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	258	1,127
Pass [Member] | First Mortgage Loans - Multi-family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	2,327	2,780
Pass [Member] | First Mortgage Loans - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	4,474	5,787
Pass [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	1,584	1,889
Pass [Member] | Obligations (Other Than Securities and Leases) of States and Political Subdivisions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	400	500
Special Mention [Member] | First Mortgage Loans - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Special Mention [Member] | First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Special Mention [Member] | First Mortgage Loans - Multi-family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Special Mention [Member] | First Mortgage Loans - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Special Mention [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Special Mention [Member] | Obligations (Other Than Securities and Leases) of States and Political Subdivisions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Substandard [Member] | First Mortgage Loans - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable		701
Substandard [Member] | First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	315	280
Substandard [Member] | First Mortgage Loans - Multi-family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Substandard [Member] | First Mortgage Loans - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	49
Substandard [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable		1
Substandard [Member] | Obligations (Other Than Securities and Leases) of States and Political Subdivisions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Doubtful [Member] | First Mortgage Loans - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Doubtful [Member] | First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Doubtful [Member] | First Mortgage Loans - Multi-family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Doubtful [Member] | First Mortgage Loans - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Doubtful [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Doubtful [Member] | Obligations (Other Than Securities and Leases) of States and Political Subdivisions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable